Earnout Shares (FY) (Details) - Innventure LLC $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	Oct. 02, 2024 USD ($) day	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Oct. 01, 2024 USD ($) $ / shares shares
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration (in shares) | shares					5,000,000
Contingent consideration, vesting provision, VWAP stock price trigger (in usd per share) | $ / shares					$ 11.5
Contingent consideration, vesting provision, VWAP threshold trading days | day	20
Contingent consideration, vesting provision, VWAP threshold consecutive trading days | day	30
Contingent consideration, vesting provision, effective period following Business Combination	6 months
Contingent consideration, equity-classified (in shares) | shares					4,275,862
Contingent consideration, equity-classified, fair value | $					$ 46,350
Innventure Members
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration (in shares) | shares					5,000,000
Sponsor
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration (in shares) | shares					344,828
Milestone One
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration, percent of shares issuable upon milestone completion	40.00%
Contingent consideration, vesting period	7 years
Contingent consideration, revenue threshold | $	$ 15,000
Contingent consideration, equity-classified (in shares) | shares					2,137,931
Contingent consideration, equity-classified, fair value | $					$ 23,175
Milestone Two
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration, percent of shares issuable upon milestone completion	40.00%
Contingent consideration, equity-classified (in shares) | shares					2,137,931
Contingent consideration, equity-classified, fair value | $					$ 23,175
Milestone Three
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration, percent of shares issuable upon milestone completion	20.00%
Contingent consideration, revenue threshold | $	$ 15,000
Contingent consideration, liability-classified (in shares) | shares					1,068,966
Contingent consideration liability | $		$ 4,370	$ 14,752	$ 4,370	$ 11,352
Loss on change in fair value of contingent consideration | $		$ (3,100)	$ 3,400	$ (9,509)